SPECIAL CHARGES, NET (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of special charges, net
2013 Charges:

	Employee Termination Costs	Facility Consolidation Costs	Other Cash Costs (Recoveries), Net	Non-Cash Asset Write-downs	Total Special Charges
Food and Beverage	$2.6	$—	$(0.3)	$0.7	$3.0
Power and Energy	8.0	0.5	—	0.9	9.4
Industrial	1.4	0.5	—	0.1	2.0
Other	1.5	—	0.1	—	1.6
Total	$13.5	$1.0	$(0.2)	$1.7	$16.0
Special charges for the years ended December 31, 2015, 2014 and 2013 are described in more detail below and in the applicable sections that follow:

	Year ended December 31,
	2015	2014	2013
Employee termination costs	$38.5	$11.6	$13.5
Facility consolidation costs	2.5	0.6	1.0
Other cash costs (recoveries), net	—	0.5	(0.2)
Non-cash asset write-downs	1.6	1.5	1.7
Total	$42.6	$14.2	$16.0
2014 Charges:

	Employee Termination Costs	Facility Consolidation Costs	Other Cash Costs (Recoveries), Net	Non-Cash Asset Write-downs	Total Special Charges
Food and Beverage	$3.4	$0.5	$—	$0.7	$4.6
Power and Energy	5.7	—	0.8	0.8	7.3
Industrial	1.6	0.1	(0.3)	—	1.4
Other	0.9	—	—	—	0.9
Total	$11.6	$0.6	$0.5	$1.5	$14.2
2015 Charges:

	Employee Termination Costs	Facility Consolidation Costs	Other Cash Costs (Recoveries), Net	Non-Cash Asset Write-downs	Total Special Charges
Food and Beverage	$25.1	$0.3	$0.1	$0.3	$25.8
Power and Energy	7.8	0.3	(0.1)	0.1	8.1
Industrial	3.4	1.9	—	0.7	6.0
Other	2.2	—	—	0.5	2.7
Total	$38.5	$2.5	$—	$1.6	$42.6

Schedule of the analysis of restructuring liabilities
The following is an analysis of our restructuring liabilities for the years ended December 31, 2015, 2014 and 2013:

	December 31,
	2015	2014	2013
Balance at beginning of year	$9.2	$10.1	$10.4
Special charges (1)	41.0	12.7	14.3
Utilization — cash	(14.3)	(13.6)	(14.4)
Currency translation adjustment and other	(3.0)	—	(0.2)
Balance at end of year	$32.9	$9.2	$10.1

(1)
The years ended December 31, 2015, 2014 and 2013 excluded $1.6, $1.5 and $1.7, respectively, of asset impairment and non-cash charges allocated from SPX that impacted special charges but not the restructuring liabilities.